UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
           --------------------------------------------------
Address:    444 Madison Avenue 24th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Aaron Chan
           --------------------------------------------------
Title:       Chief Compliance Officer
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Aaron Chan                    New York, New York         May 15, 2013
-----------------------------     -------------------      ----------------
[Signature]                          [City, State]              [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   41
                                               -------------

Form 13F Information Table Value Total:             $395,801
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE











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


                                                                       FORM13FINFORMATIONTABLE
  COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5     COLUMN 6       COLUMN 7      COLUMN 8
                                                             VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS    SOLE   SHARED NONE
----------------------------- ---------------- ------------ ------- --------  ---- ---- ----------- -------- --------- ------ -----
APPLE INC                       COM             037833100    4,689    10,592   SH                              10,592
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
AUTOZONE INC                    COM             053332102   10,099    25,452   SH                              25,452
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
AVAGO TECHNOLOGIES LTD          SHS             Y0486S104   13,525   376,754   SH                             376,754
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
CALAMP CORP                     COM             128126109    3,136   285,826   SH                             285,826
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
CBS CORP NEW                    CL B            124857202   12,542   268,616   SH                             268,616
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
CINEMARK HOLDINGS INC           COM             17243V102    8,845   300,446   SH                             300,446
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
COMCAST CORP NEW                CL A            20030N101   16,506   393,191   SH                             393,191
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
CROWN CASTLE INTL CORP          COM             228227104   16,469   236,484   SH                             236,484
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
DIRECTV                         COM             25490A309   10,484   185,270   SH                             185,270
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
EBAY INC                        COM             278642103    7,136   131,615   SH                             131,615
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
ECHOSTAR CORP                   CL A            278768106   15,771   404,708   SH                             404,708
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
GOOGLE INC                      CL A            38259P508   14,581    18,360   SH                              18,360
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
INTERXION HOLDING N.V.          SHS             N47279109   11,482   474,075   SH                             474,075
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LAMAR ADVERTISING CO            CL A            512815101   14,924   307,200   SH  PUT                        307,200
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LAMAR ADVERTISING CO            CL A            512815101   13,886   285,847   SH                             285,847
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LIBERTY GLOBAL INC              COM SER A       530555101   12,062   164,381   SH                             164,381
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LIBERTY GLOBAL INC              COM SER C       530555309    7,430   108,259   SH                             108,259
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LIBERTY INTERACTIVE CORP        INT COM SER A   53071M104   12,659   592,358   SH                             592,358
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LIBERTY MEDIA CORPORATION       LIB CAP COM A   530322106   11,429   102,384   SH                             102,384
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LIVEPERSON INC                  COM             538146101    9,399   692,093   SH                             692,093
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
LORAL SPACE & COMMUNICATNS I    COM             543881106    4,647    75,094   SH                              75,094
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
MILLENNIAL MEDIA INC            COM             60040N105    1,004   158,101   SH                             158,101
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
NEXSTAR BROADCASTING GROUP I    CL A            65336K103   10,981   610,044   SH                             610,044
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
NIELSEN HOLDINGS N V            COM             N63218106   11,572   323,060   SH                             323,060
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
NXP SEMICONDUCTORS N V          COM             N6596X109    2,253    74,384   SH                              74,384
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
OMNICOM GROUP INC               COM             681919106   14,591   247,723   SH                             247,723
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
PANDORA MEDIA INC               COM             698354107    7,937   560,531   SH                             560,531
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
PENSKE AUTOMOTIVE GRP INC       COM             70959W103   12,256   367,387   SH                             367,387
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
PEREGRINE SEMICONDUCTOR CORP    COM             71366R703      817    83,597   SH                              83,597
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
QUALCOMM INC                    COM             747525103   16,633   248,482   SH                             248,482
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
RIGNET INC                      COM             766582100   14,548   583,306   SH                             583,306
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
SCRIPPS E W CO OHIO             CL A NEW        811054402    3,719   309,142   SH                             309,142
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
SIGNET JEWELERS LIMITED         SHS             G81276100   17,767   265,178   SH                             265,178
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
SIRIUS XM RADIO INC             COM             82967N108    6,461 2,097,670   SH                           2,097,670
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
SKYWORKS SOLUTIONS INC          COM             83088M102    3,377   153,342   SH                             153,342
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
SONIC AUTOMOTIVE INC            CL A            83545G102   10,899   491,853   SH                             491,853
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
SYNCHRONOSS TECHNOLOGIES INC    COM             87157B103    6,050   194,987   SH                             194,987
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
TRULIA INC                      COM             897888103    3,517   112,068   SH                             112,068
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
ULTIMATE SOFTWARE GROUP INC     COM             90385D107   16,438    32,715   SH                              32,715
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
VERIFONE SYS INC                COM             92342Y109      677   114,800   SH                             114,800
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----
VIACOM INC NEW                  CL A            92553P102    2,603    42,335   SH                              42,335
----------------------------- ---------------- ------------ ------ ---------- ---- ---- ----------- -------- --------- ------ -----

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